SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for reinsurance recoverables
Valuation allowances and qualifying accounts
Balance at beginning of period	$ 142		$ 168
Deductions	39		26
Balance at end of period	103		142
Allowance for premium installment receivable
Valuation allowances and qualifying accounts
Balance at beginning of period	75	77	70
Additions charged to costs and expenses	82	86	125
Deductions	87	88	118
Balance at end of period	70	75	77
Allowance for deferred tax assets
Valuation allowances and qualifying accounts
Balance at beginning of period	6	11	49
Additions charged to costs and expenses			250
Other additions	67
Deductions	6	5	288
Balance at end of period	67	6	11
Allowance for estimated losses on mortgage loans
Valuation allowances and qualifying accounts
Balance at beginning of period	84	95	4
Additions charged to costs and expenses	37	65	97
Deductions	58	76	6
Balance at end of period	$ 63	$ 84	$ 95